The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by cat (Details)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets Of The Alvorada Plan [Member]
IfrsStatementLineItems [Line Items]
Equities	10.40%
Fixed income	8270.00%	9130.00%
Real estate	5.00%	5.60%
Other	1.90%	3.10%
Total	100.00%	100.00%
Assets Of The Bradesco Plan [Member]
IfrsStatementLineItems [Line Items]
Equities	8.90%	3.80%
Fixed income	8410.00%	9190.00%
Real estate	1.60%	2.60%
Other	5.40%	1.70%
Total	100.00%	100.00%
Assets Of The Losango Plan [Member]
IfrsStatementLineItems [Line Items]
Equities	13.30%
Fixed income	8670.00%	10000.00%
Total	100.00%	100.00%
Assets Of The Kirton Plan [Member]
IfrsStatementLineItems [Line Items]
Fixed income	8440.00%	10000.00%
Real estate	15.60%
Total	100.00%	100.00%